INVESTMENT SECURITIES (Schedule of Sales and Realized Gains) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Gross Sales	$ 12,177,000	$ 18,216,000	$ 41,861,000		$ 34,615,000	$ 38,523,000
Gross Gains	1,250,000	276,000	1,489,000	[1]	680,000	943,000
Gross Losses			(233,000)
Net Gains	1,250,000	276,000	1,256,000		680,000	943,000
Called Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Gains			$ 12,000

[1]	Gross gains for 2013 also include approximately $12,000 in gains on called debt securities.